FINANCE LEASES	12 Months Ended
Dec. 31, 2021
FINANCE LEASES
FINANCE LEASES

7.    FINANCE LEASES

7.1    The Group as lessee

(i)    The following table shows the carrying amount in the statement of financial position:

	12/31/2021	12/31/2020
Right-of-use asset
Land and buildings	3,164,345	3,240,606
Lease liability
Current	823,587	997,262
Non-current	534,678	786,411
Total	1,358,265	1,783,673

(ii)    The following table shows the amounts charged in the income statement:

Items	12/31/2021
Right-of-use assets – Depreciation	1,059,878
Interest expenses on lease liabilities (Other operating expenses)	268,813

(iii)    Lease activities:

The Group leases several branches. Rental agreements are generally made for fixed periods of 1 to 3 years, but may have extension options as described in (iv) below.

Contracts may contain lease components or not. The Group assigns consideration in the contract to the lease and non-lease components based on their independent relative prices. However, for the leases of real estate for which the Group is a lessee, it has chosen not to separate the lease components and those that are not, and instead counts them as a single lease component.

Lease terms are negotiated individually and contain a wide range of different terms and conditions. Lease agreements do not impose other obligations to do or not do, other than the leased assets owned by the lessor. Leased assets cannot be used as collateral for obtaining loans.

The leases are recognized as a right-of-use asset by registering a liability as a counterparty on the date on which the leased asset is available for use by the Entity.

Assets and liabilities arising from leases are initially measured based on the present value. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including fixed payments in substance), less any incentives receivable;
●	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
●	amounts expected to be payable by the Group under residual value guarantees;
●	the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and
●	payments of penalties for terminating the lease, if the lease term reflects the Group exercising an option to terminate the lease.

Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.

Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be easily determined, which is generally the case with leases in the Group, the lessee’s incremental borrowing rate is used, which is the rate that the individual lessee would have to pay to borrow the necessary funds to obtain an asset of similar value to the asset by right of use in a similar economic environment with similar terms, security and conditions.

To determine the incremental interest rate, the Group:

●	whenever possible, uses the external financing recently received as a starting point, adjusted to reflect changes in financing conditions since the external financing was received.
●	uses a rate determination approach that begins with a risk-free interest rate adjusted for credit risk for leases that the Entity already has for those cases in which it does not have recent third-party financing, and
●	makes specific adjustments for the lease, for example, term, currency and guarantee.

The Group is exposed to possible future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they become effective. When adjustments to lease payments based on an index or rate become effective, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between capital and financial cost. The financial cost is charged to income during the lease period to produce a constant periodic interest rate on the remaining balance of the liability for each period.

The right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of the lease liability;
●	any lease payment made at or before the commencement date, less any lease incentives received;
●	any initial direct costs, and
●	an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

The right-of-use assets are generally depreciated during the shortest useful life of the asset and the lease term in a linear fashion.

Payments associated with short-term leases of equipment and all leases of low-value assets are recognized linearly as an expense in income. Short-term leases are leases with a lease term of 12 months or less and that does not contains a purchase option. Low-value assets include computer equipment and small items of office furniture.

(iv)    Extension and termination options

Extension and termination options are included in several property leases. These are used to maximize operational flexibility in terms of managing the assets used in operations. Most of the extension and termination options maintained are exercisable only by the Group and not by the respective lessor.

7.2    The Group as lessor

The following is a breakdown of the maturities of the Group’s financial and operating leases receivables and of the current values as of December 31, 2021 and 2020:

Financial Lease Receivables	12/31/2021	12/31/2020
Up to 1 year	3,520,064	2,992,814
More than a year up to two years	2,958,537	1,660,243
From two to three years	2,249,298	958,327
From three to five years	1,363,729	537,179
More than five years	14,881	21,781
Total	10,106,509	6,170,344
Unearned financial income	(4,109,689)	(1,806,455)
Net investment in the lease	5,996,820	4,363,889

The balance of allowance for loan losses related to finance leases amounts to 161,634 and 381,823 as of December 31, 2021 and 2020.

Operating Lease Receivables	12/31/2020	12/31/2019
Up to 1 year	13,938	24,252
More than a year up to two years	9,202	20,779
From two to three years	—	13,890
From three to five years	—	—
Total	23,140	58,921